Variable Interest Entities - Narrative (Details)		12 Months Ended
	Jun. 28, 2013 USD ($)	Dec. 31, 2016 USD ($) rig	Dec. 31, 2015 USD ($)		Sep. 30, 2016 USD ($)		Jun. 30, 2016 USD ($)		Mar. 31, 2016 USD ($)		Dec. 31, 2014 USD ($)
Sale Leaseback Transaction [Line Items]
Number of semi submersible rigs under sale leaseback arrangements | rig		2
Term of lease contracts		15 years
Long-term debt due to related parties		$ 330,000,000	$ 438,000,000	[1]	$ 334,000,000		$ 337,000,000		$ 254,000,000
Amount due from related parties - current		376,000,000	639,000,000	[1]	493,000,000	[1]	470,000,000	[1]	585,000,000	[1]
Short-term debt to related parties		83,000,000	152,000,000	[1]	$ 110,000,000		$ 144,000,000		$ 177,000,000
SFL Linus Limited
Sale Leaseback Transaction [Line Items]
Repurchase obligation		100,000,000
Variable Interest Entity, Primary Beneficiary
Sale Leaseback Transaction [Line Items]
Dividend to non-controlling interests in VIEs		113,000,000	0
Variable Interest Entity, Primary Beneficiary | North Atlantic Drilling | SFL Linus Limited
Sale Leaseback Transaction [Line Items]
Contingent consideration arrangements, maximum	$ 600,000,000
Lease term	15 years
Affiliated Entity | Ship Finance International Ltd VIEs
Sale Leaseback Transaction [Line Items]
Long-term debt due to related parties		$ 330,000,000	387,000,000
Interest rate on related party debt (as percent)		4.50%
Affiliated Entity | Ship Finance International Ltd VIEs | North Atlantic Drilling
Sale Leaseback Transaction [Line Items]
Long-term debt due to related parties	$ 195,000,000										$ 125,000,000
Interest rate on related party debt (as percent)	4.50%
Affiliated Entity | SFL Deepwater Limited
Sale Leaseback Transaction [Line Items]
Amount due from related parties - current			8,000,000
Short-term debt to related parties		$ 26,000,000
Affiliated Entity | SFL Hercules Ltd
Sale Leaseback Transaction [Line Items]
Amount due from related parties - current			$ 20,000,000
Short-term debt to related parties		$ 59,000,000

[1]	Refer to Note 39 "Restatement of previously issued financial statements"